Derivative financial instruments - Weighted average exchange rates of hedges (Details)	12 Months Ended
	Dec. 31, 2024 gBPPerUSD	Dec. 31, 2024 eURPerUSD	Dec. 31, 2024 cADPerUSD	Dec. 31, 2024 aUDPerUSD	Dec. 31, 2024 ¥ / $	Dec. 31, 2024 SFr / $	Dec. 31, 2023 gBPPerUSD	Dec. 31, 2023 eURPerUSD	Dec. 31, 2023 cADPerUSD	Dec. 31, 2023 aUDPerUSD	Dec. 31, 2023 ¥ / $	Dec. 31, 2023 SFr / $
Cross-currency interest rate swaps
Disclosure of detailed information about hedges [line items]
Average foreign exchange rate (per USD)	1.28	1.13	0.78	0.67	0.01	1.18	1.27	1.13	0.78	0	0	0
Fair value hedges | Interest rate swaps | Floating interest rate
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	5.45%	5.45%	5.45%	5.45%	5.45%	5.45%	3.49%	3.49%	3.49%	3.49%	3.49%	3.49%
Fair value hedges | Cross-currency interest rate swaps | Floating interest rate
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	6.34%	6.34%	6.34%	6.34%	6.34%	6.34%	7.35%	7.35%	7.35%	7.35%	7.35%	7.35%